Contract Assets (Liabilities) - Schedule of Contract Assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Contract Assets [Abstract]
Revenue recognized to date	$ 26,807,562	$ 34,691,666	$ 29,523,955
Less: Progress billings to date	22,582,692	29,224,262	25,147,005
Contract assets	4,224,869	5,467,404	4,376,950
Contract assets – current	4,155,391	5,377,492	4,287,038
Contract assets – non-current	$ 69,478	$ 89,912	$ 89,912